Promissory Notes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Feb. 21, 2020	Oct. 23, 2019
Promissory Notes (Details) [Line Items]
Loaned amount			$ 50,000
Description of non-convertible promissory note	The October Note bears interest at a fixed rate of 14% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the maturity date.
Accrued interest	$ 1,358
Outstanding principal balance	$ 50,000
February 21, 2020 Note [Member]
Promissory Notes (Details) [Line Items]
Loaned amount		$ 20,000
Description of non-convertible promissory note	The February Note bears interest at a fixed rate of 12% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the maturity date.
Accrued interest	$ 260
Outstanding principal balance	$ 20,000